Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net loss	$ (21,095)	$ (15,057)	$ (19,099)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,446	3,718	4,685
Stock-based compensation	1,912	2,120	2,609
Loss on asset write-off		82
Inventory write-downs	913	1,538	900
Gain on sale of long-term investments	(8)	(436)
Impairment loss on long-term investments	4,953	83
Gain on disposal of property and equipment, net	(738)	(428)	(106)
Deferred income taxes	1,989	78	41
Other, net		(36)	(1)
Changes in operating assets and liabilities:
Accounts receivable, net	1,592	3,235	(1,251)
Inventories	(1,933)	(2,963)	(200)
Prepaid expenses and other current assets	191	130	510
Deferred charges	(416)	(985)	(1,366)
Notes and accounts payable	1,202	(2,038)	413
Income tax payable	1,595	412	(124)
Accrued expenses and other current liabilities	(1,039)	577	(1,083)
Accrued pension liabilities	(11)	(12)	(25)
Other liabilities	(168)	(346)	(8,893)
Net cash used in operating activities	(8,615)	(10,328)	(22,990)
Acquisition of:
Short-term investments	(7,128)	(22,346)	(15,496)
Long-term investments			(250)
Property and equipment	(724)	(1,004)	(743)
Decrease (increase) in:
Restricted assets			10,000
Restricted cash	132	(1)	1
Other assets	82	116	108
Proceeds from:
Sale of short-term investments	16,755	34,333	52,131
Sale of long-term investments	537	1,304
Disposal of property and equipment	3,205	1,982	166
Net cash provided by investing activities	12,859	14,384	45,917
FINANCING ACTIVITIES
Acquisition of treasury stock	(3,233)	(4,965)	(8,279)
Proceeds from:
Exercise of stock options	31	44	25
Issuance of ordinary shares under the Employee Stock Purchase Plan	180	258	335
Net cash used in financing activities	(3,022)	(4,663)	(7,919)
EFFECTS OF CHANGES IN FOREIGN EXCHANGE RATE	(1,092)	(617)	(613)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	130	(1,224)	14,395
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	41,069	42,293	27,898
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	41,199	41,069	42,293
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for tax	$ 1,068	$ 697	$ 1,064